Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and due from banks		$ 19,645	$ 21,836
Interest-earning bank balances		114,563	182,479
Restricted cash		5,000	5,000
Investment securities available for sale		295,686	282,875
Investment securities held to maturity		250	250
Restricted equity investments		15,791	15,733
Liabilities:
Savings deposits		241,754	221,620
Time deposits		404,597
Advances from FHLBNY		85,416	85,607
Junior subordinated debentures		92,786	92,786
Carrying Amount [Member]
Assets:
Cash and due from banks		19,645	21,836
Interest-earning bank balances		114,563	182,479
Restricted cash		5,000	5,000
Investment securities available for sale		295,686	282,875
Investment securities held to maturity		250	250
Loans receivable, net		1,592,743	1,524,577
Hedged commercial loans	[1]	1,634	5,924
Restricted equity investments		15,791	15,733
Liabilities:
Demand deposits		1,095,012	1,186,348
Savings deposits		241,754	221,620
Time deposits		404,597	338,134
Advances from FHLBNY		85,416	85,607
Junior subordinated debentures		92,786	92,786
Fair value interest rate swaps		165	351
Carrying Amount [Member] | Interest Rate Swaps [Member]
Assets:
Interest rate swaps		2,077	5,611
Liabilities:
Interest rate swaps		2,087	5,649
Estimated Fair Value [Member]
Assets:
Cash and due from banks		19,645	21,836
Interest-earning bank balances		114,563	182,479
Restricted cash		5,000	5,000
Investment securities available for sale		295,686	282,875
Investment securities held to maturity		250	250
Loans receivable, net		1,575,818	1,460,080
Hedged commercial loans	[1]	1,634	5,924
Restricted equity investments		15,791	15,733
Liabilities:
Demand deposits		1,070,680	1,166,898
Savings deposits		235,216	213,498
Time deposits		412,903	339,294
Advances from FHLBNY		85,703	85,790
Junior subordinated debentures		64,282	63,520
Fair value interest rate swaps		165	351
Estimated Fair Value [Member] | Interest Rate Swaps [Member]
Assets:
Interest rate swaps		2,077	5,611
Liabilities:
Interest rate swaps		$ 2,087	$ 5,649

[1]	Includes positive market value adjustment of $165 thousand and $351 thousand at December 31, 2016 and December 31, 2015, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.